Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 16	$ 14	$ 12
Interest cost	20	18	17
Expected return on plan assets	(22)	(23)	(21)
Prior service credit	(1)	(1)	(1)
Actuarial loss (gain)	0	0	(1)
Net periodic benefit cost	13	8	6
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	1
Interest cost	3	4	4
Expected return on plan assets	(4)	(4)	(4)
Prior service credit	(4)	(3)	(3)
Net periodic benefit cost	(4)	(2)	(2)
Settlement cost	6	0	0
Total benefit cost (gain)	$ 2	$ (2)	$ (2)